COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 12—COMMITMENTS

In the normal course of business, the Company enters into contracts that contain a variety of indemnifications with its employees, licensors, suppliers and service providers. Further, the Company indemnifies its directors and officers who are, or were, serving at the Company’s request in such capacities. The Company’s maximum exposure under these arrangements is unknown as of September 30, 2014 and December 31, 2013. The Company does not anticipate recognizing any significant losses relating to these arrangements.

From time-to-time, the Company may be subject to routine litigation and claims arising in the ordinary course of its business. Management does not believe that any such matters will have a material adverse impact on the Company’s financial position, results of operations or cash flows.

Lease

On May 9, 2013, the Company entered into a lease agreement for a 20,000 square foot facility to be used for administrative and research and development activities. The lease commenced on June 15, 2013 and has a 10-year initial term expiring on June 15, 2023. The lease also contains options for the Company to extend the lease upon its initial expiration. In connection with the lease, the Company made a one-time cash security deposit in the amount of $100,000.

The office lease also provides for rent abatements and scheduled increases in base rent. Rent expense charged to operations were $167,978 and $146,900 for the three months ended September 30, 2014 and 2013, respectively and were $503,933 and $235,163 for the nine months ended September 30, 2014 and 2013, respectively.

Employment Agreements

On January 28, 2014 (the “Effective Date”), the Company entered into an employment agreement (the “CFO Employment Agreement”) with its Executive Vice President and Chief Financial Officer (the “CFO”). Pursuant to the terms of the CFO Employment Agreement, the CFO shall be paid a base salary equal to $325,000 and shall be eligible for an annual target bonus equal to 40% of base salary. In addition, the Company paid the CFO a cash bonus equal to $50,000 upon the successful completion of the IPO. The Company paid the CFO $100,000 in connection with their relocation to Los Angeles, which shall be repaid to the Company under certain circumstances. On March 25, 2014, the Company granted the CFO stock options to purchase 507,960 shares of common stock of the Company, par value $0.001 per share. The exercise price per share of the options is $1.35 with a 10-year term and shall vest and become exercisable in accordance with the CFO Employment Agreement. In March 2014, the CFO was appointed as the Company’s Chief Operating Officer. In connection with the IPO, the CFO’s base salary was increased to $375,000 and the Company granted the CFO stock options to purchase an additional 149,511 shares of common stock, with an exercise price equal to $17.00.

On March 25, 2014, the Company entered into an employment agreement (the “CEO Employment Agreement”) with Arie Belldegrun, M.D., the Company’s Executive Chairman, pursuant to which Dr. Belldegrun was appointed as the Company’s President and Chief Executive Officer. Pursuant to the terms of the CEO Employment Agreement, Dr. Belldegrun shall be paid a base salary equal to $400,000 and shall be eligible for an annual target bonus equal 50% of his base salary. The Company also granted Dr. Belldegrun a non-statutory option to purchase 1,580,129 shares of common stock of the Company, par value $0.001 per share pursuant to the Plan at a per share exercise price equal to $1.35 with a 10-year term and shall vest and become exercisable in accordance with the CEO Employment Agreement. On April 2, 2014, Dr. Belldegrun elected to early exercise all of his stock options for a total exercise price of approximately $2.7 million.

On May 22, 2014 (the “Effective Date”), the Company entered into an employment agreement (the “CMO Employment Agreement”) with David Chang, M.D., Ph.D. to serve as the Company’s Executive Vice President of Research and Development and Chief Medical Officer (the “EVP of R&D and CMO”). Pursuant to the terms of the CMO Employment Agreement, the EVP of R&D and CMO shall be paid a base salary equal to $375,000 and shall be eligible for an annual target bonus equal to 40% of his base salary. On June 6, 2014, the Company granted the EVP of R&D and CMO stock options to purchase 300,000 shares of common stock of the Company, par value $0.001 per share pursuant to the Plan. The options have a 10-year term, an exercise price equal to $6.89 and shall vest and become exercisable in accordance with the CMO Employment Agreement. On June 6, 2014, the Company granted the EVP of R&D and CMO additional options (the “Performance Options”) to purchase 50,000 shares, which have a 10-year term, an exercise price equal to $6.89 and shall vest and become exercisable upon the dosing of the first patient in the first company sponsored multi-center Phase 2 clinical trial of the Company’s anti-CD19 CAR product candidate.

NOTE 12—COMMITMENTS

In October 2010, the Company signed an operating lease for office space that the Company took possession of on November 28, 2010. This lease was terminated in June 2013 and the Company’s obligations under the lease terminated as of July 31, 2013. In connection with the office lease, the Company paid $11,000 as a security deposit which was returned during August 2013. The Company did not incur any termination penalties.

On May 9, 2013, the Company entered into a lease agreement for a 20,000 square foot facility to be used for administrative and research and development activities. The lease commenced on June 15, 2013 and has a 10-year initial term expiring on June 15, 2023. The lease also contains options for the Company to extend the lease upon its initial expiration. In connection with the lease, the Company made a one-time cash security deposit in the amount of $100,000.

The aggregate minimum future payments under the office leases are payable as follows:

YEAR ENDING DECEMBER 31,
2014	$600,000
2015	600,000
2016	644,168
2017	646,088
2018	672,970
thereafter	3,230,883

Total	$6,394,109

The office lease also provides for rent abatements and scheduled increases in base rent. Rent expense charged to operations, amounted to $403,141 and $126,308 for the years ended December 31, 2013 and 2012, respectively.

On August 9, 2010, the Company entered into an employment agreement with its President and Chief Executive Officer (the “CEO”), with an effective date commencing September 1, 2010, at an initial base salary of $350,000 per annum plus an annual target performance bonus of up to 50% of base salary. Pursuant to the agreement, 50% of the CEO’s base salary was deferred until the completion of the February 2011 financing, shortly after which, the deferred portion of $87,500 was paid in full and the base salary was paid at a 100% for each subsequent pay period.

Pursuant to the employment agreement, the CEO was issued 480,000 Restricted Shares representing 8% of the then outstanding shares of the Company’s common stock on a fully diluted basis. 12.5% of the Restricted Shares vest upon the completion of a financing or financings resulting in aggregate gross proceeds to the Company of at least $1,000,000, which financing occurred in February 2011. The remaining 87.5% of the restricted shares vest over 4 years with 25% of such remaining shares vesting upon the first anniversary of the employment agreement and 1/36th of such remaining shares vesting on each subsequent one-month anniversary of the agreement. In addition, the employment agreement provided that until such time as the Company has raised at least $7,500,000 in one or more financings, the CEO shall be granted stock options to purchase that number of shares of common stock which, together with the restricted shares, will represent in the aggregate, not less than 5% of the Company’s then outstanding shares of common stock on a fully diluted basis. Such options, if and when issued, will vest over four years with 25% vesting on the first anniversary date of the employment agreement between the Company and the CEO, and in 36 monthly installments thereafter. Such provision was deemed insignificant to the employment agreement.

On October 8, 2013, as a result of the Subsequent Financing, the Company granted to the CEO 91,398 stock options with an estimated fair value of $43,880, in full satisfaction of such obligation.

In December 2013, the CEO resigned as President, CEO and director of the Company. As a result, approximately 78,750 Restricted Shares and 17,219 stock options were forfeited. No severance or other payments were paid in connection with the CEO’s termination.

On January 28, 2014 (the “Effective Date”), the Company entered into an employment agreement (the “Employment Agreement”) with its Executive Vice President and Chief Financial Officer (the “CFO”). Pursuant to the terms of the Employment Agreement, the CFO shall be paid a base salary equal to $325,000 and shall be eligible for an annual target bonus equal to 40% of her base salary. In addition, the Company shall pay the CFO a cash bonus equal to $50,000 upon the successful completion of an initial public offering of the Company’s common stock (an “IPO”); provided that such IPO occur on or before the first anniversary of the Effective Date. The Company has also agreed to pay the CFO $100,000 (the “Relocation Payment”) in connection with her relocation to Los Angeles, which Relocation Payment shall be repaid to the Company under certain circumstances. On March 25, 2014, the Company granted the CFO stock options (the “Options”) to purchase Five Hundred Seven Thousand Nine Hundred Sixty (507,960) shares of common stock of the Company, par value $0.001 per share (the “Option Shares”) pursuant to the Company’s 2009 Equity Incentive Plan (the “Plan”). The exercise price per share of the Options is $1.35 with a 10-year term and shall vest and become exercisable in accordance with the Employment Agreement.

In addition, in the event that the Company completes one or more private securities offerings (a “Private Placement”) prior to the closing of an IPO, then, immediately following the closing of such Private Placement, the Company shall grant to Executive a number of additional options, which, together with the Option Shares shall represent 1.5% of the shares of common stock issued and sold in such Private Placement, including any shares of common stock underlying any convertible securities sold in the Private Placement, provided, however, that the Company shall have no obligation to issue the additional options if the Company has not completed an IPO by the Effective Date. In the event that the CFO’s employment is terminated by the Company without Cause, including in connection with a Change of Control, or by the CFO for good reason, then all unvested Options shall immediately expire and all vested Options shall remain exercisable for a period of 90 days. In March 2014, the CFO was appointed as the Company’s Chief Operating Officer.

In December 2013, the Company entered into a services agreement with a 3rd party contract manufacturing organization (the “Manufacturing Agreement”) to provide certain development services and to transfer and implement the Company’s manufacturing process. Manufacturing services include any and all processes and activities for manufacture of the Company’s product (including the manufacturing, processing, packaging, labeling, quality control testing, release and storage) at the vendor’s facilities in support of the Company’s development efforts. The Manufacturing Agreement contains customary terms for indemnification and gives the Company rights to any new intellectual property developed under the Manufacturing Agreement. The total cost of the Manufacturing Agreement is expected to be between $2 million and $3 million incurred between 2014 and 2016. The Manufacturing Agreement may be terminated by either party without cause upon providing no less than 90 days written notice. Otherwise, the Manufacturing Agreement will terminate on December 31, 2016 unless terminated earlier under certain conditions as described in the Manufacturing Agreement.

In the normal course of business, the Company enters into contracts that contain a variety of indemnifications with its employees, licensors, suppliers and service providers. Further, the Company indemnifies its directors and officers who are, or were, serving at the Company’s request in such capacities. The Company’s maximum exposure under these arrangements is unknown as of December 31, 2013 and 2012. The Company does not anticipate recognizing any significant losses relating to these arrangements.

From time-to-time, the Company may be subject to routine litigation and claims arising in the ordinary course of its business. Management does not believe that any such matters will have a material adverse impact on the Company’s financial position, results of operations or cash flows.